COMMITMENTS AND CONTINGENCIES (Details Narrative)					1 Months Ended	12 Months Ended
	Jan. 13, 2023 USD ($)	Jan. 13, 2023 HKD ($)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 HKD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Aug. 02, 2022 USD ($)
Offsetting Assets [Line Items]
Rent expenses	$ 382	$ 3,000	$ 360	$ 2,800		$ 10,637	$ 26,159
Right of use asset									$ 8,704
Operating lease liabilities								$ 8,704	$ 8,704
Incremental borrowing rate									5.00%
Decrease in operating lease liabilities						$ (356)	$ 0
Hong Kong Office Facility [Member]
Offsetting Assets [Line Items]
Decrease in operating lease liabilities					$ 6,080
Office Space Sharing Agreement [Member]
Offsetting Assets [Line Items]
Right of use asset									$ 8,704